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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2004
                                                   ------------------

Check here if Amendment / /;     Amendment Number:
     This Amendment (Check only one.):      / /     is a restatement.
                                            / /     adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        McCarthy Group Asset Management, Inc.
             -------------------------------------------
Address:     1125 South 103rd Street, Suite 450
             -------------------------------------------
             Omaha, Nebraska
             -------------------------------------------
             68124
             -------------------------------------------

Form 13F File Number:   28-  05489
                             -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard L. Jarvis
           -------------------------------------
Title:     Chairman
           -------------------------------------
Phone:     (402) 393-8281
           -------------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard L. Jarvis        Omaha, Nebraska            11/8/04
  ------------------------    ---------------------    --------------
     [Signature]                 [City, State]             [Date]

Report type (Check only one.):

/x/  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

/ /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ /  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

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     28-
        -----------------          ---------------------------------------------
     [Repeat as necessary.]

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          -0-
                                          ---------------------

Form 13F Information Table Entry Total:     0
                                          ---------------------

Form 13F Information Table Value Total:     $0
                                          ---------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.               Form 13F File Number          Name

     NONE            28-
    -------             ------------------         -----------------------------

     [Repeat as necessary.]

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McCarthy Group Asset Management, Inc.
FORM 13F
30-Sep-04

                                                                                                           Voting Authority

                   Title of               Value       Shares/     Sh/     Put/     Invstmt     Other
Name of Issuer     class       CUSIP     (x$1000)     Prn Amt     Prn     Call     Dscretn     Managers     Sole     Shared     None


FINAL 13F HOLDINGS FILING FOR MCCARTHY GROUP ASSET MANAGEMENT, INC.
  ALL HOLDINGS ARE NOW REPORTED UNDER MCCARTHY GROUP ADVISORS, L.L.C.


REPORT SUMMARY         DATA RECORDS          0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
